Angel Oak Capital Advisors, LLC
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

November 16, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust
File Nos. 333-197427 and 811-22980

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust and each of its series, including Angel Oak Multi-Strategy Income Fund (the “Fund”), is a preliminary proxy statement, the definitive version of which will be used to solicit Fund shareholder approval to amend the Fund’s investment policies and to elect new Trustees to the Board of Angel Oak Funds Trust.

If you have any questions or require further information, please contact Scott Resnick at (626) 914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick, Esq.
Assistant Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust